Advances to Joint Venture Partners (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 13,931,000	$ 10,200,000
Advances To Joint Venture Partners (Additional Textual) [Abstract]
Promissory note due on demand	3,600,000
Teekay Tangguh Joint Venture [Member]
Advances to Joint Venture Partners (Textual) [Abstract]
Partnership interest owned	69.00%	69.00%
BLT LNG Tangguh Corporation - PT Berlian Laju Tanker [Member]
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 13,900,000	$ 10,200,000
Interest on promissory note	8.00%